                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21905

                 First Trust/Aberdeen Emerging Opportunity Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                   (GRAPHIC)

                               (FIRST TRUST LOGO)

SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED JUNE 30, 2010

FIRST TRUST/ ABERDEEN EMERGING OPPORTUNITY FUND

                                (ABERDEEN LOGO)
                                ASSET MANAGEMENT

TABLE OF CONTENTS

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2010

Shareholder Letter .......................................................     1
At A Glance ..............................................................     2
Portfolio Commentary .....................................................     3
Portfolio of Investments. ................................................     7
Schedule of Forward Foreign Currency Contracts ...........................    14
Statement of Assets and Liabilities ......................................    15
Statement of Operations ..................................................    16
Statements of Changes in Net Assets ......................................    17
Statement of Cash Flows ..................................................    18
Financial Highlights. ....................................................    19
Notes to Financial Statements ............................................    20
Additional Information ...................................................    27

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Aberdeen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

SHAREHOLDER LETTER

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2010

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/Aberdeen Emerging Opportunity Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. The past eighteen months have been challenging, but successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six months this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust offers a variety of products that can fit many financial plans to help those investors who are seeking long-term financial success. You may want to talk to your advisor about the other investments we offer that might fit your financial plan.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Trust/Aberdeen Emerging Opportunity Fund

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
"AT A GLANCE"
AS OF JUNE 30, 2010 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                      FEO
Common Share Price                                            $      19.02
Common Share Net Asset Value ("NAV")                          $      19.97
Premium (Discount) to NAV                                            (4.76)%
Net Assets Applicable to Common Shares                        $106,390,430
Current Quarterly Distribution per Common Share (1)           $      0.350
Current Annualized Distribution per Common Share              $      1.400
Current Distribution Rate on Closing Common Share Price (2)           7.36%
Current Distribution Rate on NAV (2)                                  7.01%

                COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                              (PERFORMANCE GRAPH)

                              Common Share
                                 Price                                NAV
                              ------------                           -----
06/30/2009                         14.45                             16.51
07/02/2009                         14.44                             16.47
07/10/2009                         14.12                             16.38
07/17/2009                         14.72                                17
07/24/2009                          15.4                              17.5
07/31/2009                         15.64                             17.78
08/07/2009                         16.09                             18.21
08/14/2009                         15.95                             18.06
08/21/2009                         16.09                             18.25
08/28/2009                          15.9                             18.25
09/04/2009                         15.92                              18.3
09/11/2009                         16.58                             18.81
09/18/2009                            17                             19.29
09/25/2009                         16.86                             19.01
10/02/2009                         17.23                             19.11
10/09/2009                         18.36                             19.62
10/16/2009                         18.27                             19.85
10/23/2009                         18.42                             19.82
10/30/2009                         17.47                             19.23
11/06/2009                         17.66                             19.47
11/13/2009                         17.86                             19.82
11/20/2009                         18.09                             19.84
11/27/2009                         18.18                             19.76
12/04/2009                          18.4                             19.99
12/11/2009                         18.12                             19.93
12/18/2009                         18.22                             19.78
12/24/2009                         18.03                             19.64
12/31/2009                         18.04                             19.76
01/08/2010                         18.55                             20.21
01/15/2010                         18.28                              20.1
01/22/2010                         17.76                             19.59
01/29/2010                         17.04                             19.45
02/05/2010                         16.19                             19.19
02/12/2010                         17.15                             19.43
02/19/2010                         17.42                             19.67
02/26/2010                          17.6                              19.8
03/05/2010                         18.26                             20.42
03/12/2010                          18.6                             20.72
03/19/2010                          19.2                             20.53
03/26/2010                         19.04                             20.54
04/01/2010                         19.09                             20.89
04/09/2010                         19.29                             21.09
04/16/2010                         19.06                                21
04/23/2010                          19.6                              21.1
04/30/2010                         19.55                             20.92
05/07/2010                         17.92                             19.77
05/14/2010                         19.13                             20.27
05/21/2010                         18.13                             19.64
05/28/2010                         18.71                             19.83
06/04/2010                          18.2                             19.84
06/11/2010                         18.96                             20.16
06/18/2010                         19.73                             20.64
06/25/2010                         19.09                             20.28
06/30/2010                         19.02                             19.97

PERFORMANCE

                                                                         Average Annual
                                              6 Months     1 Year         Total Return
                                                Ended       Ended     Inception (8/28/2006)
                                              6/30/2010   6/30/2010       to 6/30/2010
                                              ---------   ---------   ---------------------
Fund Performance (3)
NAV                                             4.77%       30.31%           10.90%
Market Value                                    9.30%       41.81%            8.20%
Index Performance
Blended Benchmark (4)                           0.13%       18.38%            9.59%
Barclays Capital Global Emerging Markets Index  2.73%       17.80%            7.11%
FTSE All World Emerging Market Index           -5.50%       25.14%            8.35%

                       % OF TOTAL
TOP 10 COUNTRIES (5)   INVESTMENTS
--------------------   -----------
Brazil                    12.0%
Mexico                    10.9
Indonesia                  7.1
Russia                     6.8
China                      6.6
India                      4.6
Philippines                4.3
Turkey                     3.9
Hungary                    3.6
Venezuela                  3.4
                          ----
   Total                  63.2%
                          ====

                                                   % OF TOTAL
TOP 10 HOLDINGS                                    INVESTMENTS
---------------                                    -----------
Republic of Argentina, 7.00%, 10/03/15                 2.7%
Samsung Electronics Co., Ltd., Preference Shares       1.9
Brazil NTN - Series F, 10.00%, 01/01/17                1.9
Ex-IM Bank of Ukraine, 7.65%, 09/07/11                 1.8
Turkey Government Bond, 16.00%, 03/07/12               1.8
Majapahit Holding B.V., 7.75%, 10/17/16                1.8
Republic of Columbia, 6.13%, 01/18/41                  1.6
Republic of Philippines, 7.75%, 01/14/31               1.6
Vale S.A., Preference Shares, ADR                      1.5
Taiwan Mobile Co., Ltd.                                1.5
                                                      ----
   Total                                              18.1%
                                                      ====

                      % OF TOTAL
CREDIT QUALITY (6)   BONDS & NOTES
------------------   -------------
AA-                       1.4%
A                         4.6
A-                        3.0
BBB+                      2.2
BBB                      16.6
BBB-                      7.4
BB+                      10.7
BB                       10.8
BB-                      14.5
B+                       11.7
B                         9.5
B-                        5.3
C                         0.9
D                         0.3
NR                        1.1
                        -----
   Total                100.0%
                        =====

                                           % OF TOTAL
INDUSTRY CLASSIFICATION                    INVESTMENTS
-----------------------                    -----------
Government Bonds and Notes                    32.3%
Commercial Banks                              11.4
Oil, Gas & Consumable Fuels                    8.6
Real Estate Management & Development           4.6
Wireless Telecommunications                    4.3
Diversified Financial Services                 3.9
Electric Utilities                             3.1
Semiconductors & Semiconductor Equipment       3.0
Construction Materials                         2.9
Food Retailing & Staples                       2.5
Metals & Mining                                2.5
Automobiles                                    2.4
Specialty Retail                               2.1
Pharmaceuticals                                1.9
Import/Export Bank                             1.8
Multiline                                      1.8
Beverages                                      1.7
Tobacco                                        1.7
Household Durables                             1.4
Household Products                             1.1
Transportation Infrastructure                  1.1
Other                                          3.9
                                             -----
   Total                                     100.0%
                                             =====

(1) Most recent distribution paid or declared through 6/30/2010. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/2010. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Blended benchmark consists of the following: JPMorgan Emerging Markets Bond Index - Global Diversified (32.5%); JPMorgan Government Bond Index -Emerging Markets (32.5%); MSCI Global Emerging Markets Index (35.0%).

(5) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(6) The credit quality information represented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs). For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the ratings are averaged.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor"), a Securities and Exchange Commission registered investment advisor, is a wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen Group"). Aberdeen Group is a publicly-traded international investment management group listed on the London Stock Exchange, managing assets for both institutional and retail clients from offices around the world.

                            PORTFOLIO MANAGEMENT TEAM

Investment decisions for the First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") are made by Aberdeen using a team approach and not by any one individual. By making team decisions, Aberdeen seeks to ensure that the investment process results in consistent returns across all portfolios with similar objectives. Aberdeen does not employ separate research analysts. Instead, Aberdeen's investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the securities in which Aberdeen invests. Included below is additional information about the members of the team with significant responsibility for the day-to-day management of the Fund's portfolio.

EQUITY MANAGEMENT TEAM

DEVAN KALOO

HEAD OF EMERGING MARKET EQUITY FOR THE ABERDEEN GROUP

Mr. Kaloo is responsible for the London-based Global Emerging Market ("GEM") Equity Team, which manages Latin America, Europe, Middle East and Africa equities, and also has oversight of global emerging market input from the Asia research team based in Singapore, with which he works closely. Mr. Kaloo began his career at Martin Currie in Edinburgh, Scotland, shortly after graduation, working initially on the North American desk before transferring to the global asset allocation team. Mr. Kaloo moved off the global asset allocation team in 1997, and for the next three years, he worked on Asian portfolios before joining Murray Johnstone in Singapore in July 2000. Following the latter's acquisition, he transferred to the Aberdeen Group where he was responsible for the Asian ex Japan region as well as regional portfolios within emerging market mandates and technology stocks.

JOANNE IRVINE

HEAD OF GEM EQUITY TEAM EX ASIA

Ms. Irvine is on the GEM Equity Team, where she specializes in the emerging markets of Europe, Africa and the Middle East. After qualifying as a chartered accountant in 1992, she worked in corporate finance, specializing in raising development capital finance for private businesses. In January 1996, Ms. Irvine joined the Aberdeen Group in a group development role. Since May 1997, Ms. Irvine has been part of Aberdeen's emerging markets fund management group in London.

MARK GORDON-JAMES

INVESTMENT MANAGER, GEM EQUITY TEAM

After graduating with a degree in Geography and Economics from the London School of Economics in 2000, Mr. Gordon-James worked with the emerging markets team of Merrill Lynch Investment Managers. Mr. Gordon-James joined the Aberdeen Group in April 2004.

FIONA MORRISON

INVESTMENT MANAGER, GEM EQUITY TEAM

Ms. Morrison is an investment manager on the emerging markets ex Asia team. Ms. Morrison joined Aberdeen in 2001 as an analyst.

ANDY BROWN

INVESTMENT MANAGER, GEM EQUITY TEAM

Mr. Brown is an assistant investment manager on the emerging markets ex Asia team. Prior to joining Aberdeen in March 2005, Mr. Brown worked in the oil field consumables industry in the United Arab Emirates.

FIXED-INCOME MANAGEMENT TEAM

BRETT DIMENT

HEAD OF EMERGING MARKET DEBT

Mr. Diment joined Deutsche Asset Management Group Limited ("Deutsche") in 1991 as a member of the fixed-income group and became head of the Emerging Market Debt team at Deutsche in 1999. Mr. Diment joined Aberdeen following the Deutsche acquisition in 2005 and is now responsible for the day-to-day management of the Emerging Market Debt team and portfolios.

KEVIN DALY

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Daly joined the Emerging Market Debt team at Aberdeen in April 2007 as a portfolio manager, having spent the previous 10 years at Standard & Poor's in London and Singapore as a credit market analyst covering global emerging market debt, and was head of marketing for Global Sovereign Ratings. Mr. Daly was a regular participant on the Global Sovereign Committee, served as a member of the Sovereign Ratings Review Board, and was one of the initial members of the Emerging Market Council, formed in 2006 to advise senior management on business and market developments in emerging markets.

EDWIN GUTIERREZ

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Gutierrez has served as an economist specializing in Latin America at LGT Asset Management, and more recently as a portfolio manager specializing in emerging market fixed-income at Invesco Asset Management. He joined Deutsche in 2000 and Aberdeen in 2005.

MAX WOLMAN

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Wolman joined Aberdeen in January 2001 and is portfolio manager on the Global Emerging Market Debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis; however, he is now responsible for wider emerging debt analysis, including external and corporate issuers. He is a member of the Emerging Market Debt investment committee at Aberdeen and is also responsible for the daily implementation of the investment process.

ESTHER CHAN

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Ms. Chan joined Aberdeen in Singapore in 2005 where she started as a corporate credit analyst and trader working across investment-grade and high-yield assets in the region. She has 6 years of experience in the asset class, and now serves as a portfolio manager in Aberdeen London with specialization in analysis, management and trading of external Asian debt, and Emerging Market corporates. Prior to joining Aberdeen, Ms. Chan worked as a corporate finance analyst at John Moore, assisting in various deals focused on the debt restructuring in Indonesian firms facing creditor holdout situations, post Asian crisis.

                                   COMMENTARY

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

The investment objective of the Fund is to provide a high level of total return. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. There can be no assurance that the Fund's investment objective will be achieved, and the Fund may not be appropriate for all investors.

MARKET RECAP - EQUITY

Emerging markets were volatile during the six months covered by this report. Buoyant economic data and firmer crude oil prices lifted sentiment in the first three months, but confidence was later dented by persistent concerns that policy tightening in China and Europe's worsening debt problems might stifle the global economic recovery. Towards the end of the reporting period, manufacturing output and GDP growth moderated.

MARKET RECAP - FIXED-INCOME

The first half of 2010 can easily be distinguished between two periods of market strength and one period of weakness. Investors continued to remain bullish at the start of the year, adding exposure to emerging fixed-income securities, moving the JPM EMBI Global Diversified Index from 486 at the start of the year to a high of 512 in April. At the same time, U.S. Treasuries went to 4% from 3.84% at the start of 2010. Towards the end of April, concerns started to build about the ability of some European countries' capability to service their debt, namely Greece, Portugal, Spain and Ireland. Intervention by other more stable European countries such as Germany and France and the European Central Bank ("ECB") eventually helped to diffuse the market's concern, but not until the Treasury yield declined to 3% and investors reduced their holdings in emerging market debt. So although the Index ended up by the end of June at 512 from its low of 496, the spread over U.S. Treasuries continued to widen to 355 as U.S. Treasuries continued to rally to below 3% as the growth outlook faltered and inflation concerns abated. Markets began to price out the chance of the Federal Reserve starting to increase interest rates as the chance of a double-dip recession started to gather greater momentum. Towards the end of the first half of 2010, investors began adding to their emerging market debt exposure as yields and spreads over U.S. Treasuries became more attractive again, causing the Index to increase in value.

FUND RECAP

The Fund had a net asset value ("NAV") total return(1) of 4.77% and a market value total return(1) of 9.30% for the six months ended June 30, 2010, compared to the Fund's blended benchmark(2) total return of 0.13% over the same period. In addition to this blended benchmark, the Fund currently uses other indexes for comparative purposes. The total returns for the six months ended June 30, 2010, for these indexes were as follows: the Barclays Capital Global Emerging Markets Index was 2.73% and the FTSE All World Emerging Market Index was -5.50%.

PERFORMANCE ANALYSIS - EQUITY

Against this backdrop, our focus on quality companies with strong balance sheets helped the Fund to outperform its blended benchmark. Our overweight to businesses with a domestic focus and the underweight to cyclical sectors added to performance given the concerns over global growth. The non-benchmark exposure in Hong Kong also benefited the Fund, as did the overweight to Thailand, which outpaced most of its peers, despite the recent domestic political unrest.

Stock selection was the main contributor to outperformance and was significant in Brazil, South Africa, Turkey, China, Indonesia and Taiwan. Some of the laggards in 2009, such as GSK India and South African retailer Massmart, rebounded. Elsewhere, Indonesian conglomerate Astra International, Thai conglomerate Siam Cement and Indian bike manufacturer Hero Honda maintained their strong momentum from 2009 on the back of robust earnings. Taiwan Mobile and Turkish food retailer BIM also gained from solid quarterly results. In Brazil, retailer Lojas Renner was buoyed by resilient retail sales and increased consumer confidence, while Souza Cruz's defensive characteristics stood out. In Mexico, Kimberly-Clark de Mexico gained on the back of higher relative consumption following the swine flu outbreak last year and lower input costs.

Conversely, the Fund's positions in drug maker Gedeon Richter, seamless pipe maker Tenaris and Brazilian bank Bradesco detracted from performance. Poor sentiment in Hungary weighed on Richter, while fears over slowing global growth and the oil spill in the Gulf of Mexico hurt Tenaris. In Brazil, the banking sector as a whole underperformed on concerns over increasing reserve requirements and interest rates.

The equity portion of the Fund rose by 2.83% in U.S. dollar terms over the period covered by this report, compared with a fall in the benchmark, the MSCI Global Emerging Markets Index, of -6.12%.

PERFORMANCE ANALYSIS - FIXED-INCOME

The emerging market debt component of the Fund outperformed the debt component(3) of the blended benchmark of both hard currency and local bonds and outperformed the individual components. The Fund's overweight position in hard currency bonds and underweight position in local currency bonds contributed positively to the outperformance. The U.S. dollar-denominated currency bonds index (JPM EMBI Global Diversified) had a much higher return than the local currency bond index (JPM GBI): 5.59% compared to 1.39% as the U.S. dollar was one of the top-performing currencies over the period.

----------
(1) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load. Past performance is not indicative of future results.

(2) The Fund's blended benchmark consists of the following: 32.5% JPMorgan Emerging Markets Bond Index-Global Diversified; 32.5% JPMorgan Government Bond Index-Emerging Markets; and 35% MSCI (Morgan Stanley Capital International) Global Emerging Markets Index.

(3) The benchmark for the fixed-income portion of the Fund consists of the following: 50% JPMorgan Emerging Markets Bond Index-Global Diversified (JPM EMBI Global) and 50% JPMorgan Government Bond Index-Emerging Markets (JPM GBI-EM).

The Fund's overweight position in the higher beta credits, such as Ukraine, Argentina and Venezuela, helped the Fund to outperform. In the case of Argentina and Venezuela, although these credits underperformed in the Index, the Fund's short duration positions compared to the benchmark were favorable to the Fund's performance. In other words, security selections created the outperformance for the Fund's portfolio. The Fund also remained overweight in corporate bonds, which outperformed many of the sovereign bonds. This was due to higher yields and therefore greater demand for these assets. The Fund's underweight in higher quality Latin American countries (such as Peru and Panama) was a mild detractor from performance.

The local currency component of the Fund outperformed its respective Index predominately due to the Fund's underweight holdings in the Eastern Europe countries (such as Hungary and Poland) which both did incredibly poorly due to investors' concerns over the weaker European countries. The Fund lost performance due to its underweight positions in Malaysia and Thailand which were both strong performers for the first half of 2010, due to the decrease in U.S. Treasury yields and the rallying U.S. dollar.

MARKET AND FUND OUTLOOK - EQUITY

In the West, deteriorating leading indicators have intensified fears of a double-dip recession, splitting opinion on whether or not stimulus should be maintained. While some favor extending stimulus, Europe's burgeoning debt problems have increased the call for fiscal discipline and austerity. However, this comes at a time when final private demand is still anemic and risks derailing the global recovery. At the same time, rising inflation poses an opposing problem, namely, the risk of overheating in many emerging economies.

Taken together, we believe these imbalances are likely to cause volatility to remain high across asset classes. However, we are focused on long-term company prospects. Within emerging markets, we see plenty of companies with robust finances and sound businesses, which are supported by demand from a fast-growing middle class. We are, therefore, looking past short-term market pressures for buying opportunities.

MARKET AND FUND OUTLOOK - FIXED-INCOME

As concerns shift from Greece and the Eurozone to the slowing growth data in the U.S. and China, we would expect emerging market debt to remain choppy over the short-term. At the same time, we would expect emerging market debt to be a relative outperformer, reflecting the supportive macro outlook and more favourable debt and fiscal outlook compared to the developed world. In this respect, external debt will likely continue to attract investors as a result of extremely low G3 yields. (The G3 is a free trade agreement originally between Colombia, Mexico and Venezuela that has been in effect since January 1995. Since that date, Venezuela has withdrawn from this trade bloc).

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (A) (B)
JUNE 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                        STATED        VALUE
   CURRENCY)                           DESCRIPTION                       COUPON   MATURITY   (US DOLLARS)
---------------                        -----------                       ------   --------   ------------
BONDS AND NOTES (C) - 60.5%
                  ARGENTINA - 3.3%
      1,332,820   Republic of Argentina (ARS) (d).....................    5.13%   02/04/18   $    533,811
      3,830,000   Republic of Argentina (USD).........................    7.00%   10/03/15      3,012,957
                                                                                             ------------
                                                                                                3,546,768
                                                                                             ------------
                  BRAZIL - 4.6%
      4,070,000   Brazil Notas do Tesouro Nacional Series F (BRL).....   10.00%   01/01/17      2,037,900
      1,610,000   Brazil Notas do Tesouro Nacional Series F (BRL).....   10.00%   01/01/21        767,314
        144,000   Dasa Finance Corp. (USD)............................    8.75%   05/29/18        156,600
        280,000   Fibria Overseas Finance Ltd. (USD)..................    7.50%   05/04/20        285,600
        200,000   Petrobras International Finance Co. (USD)...........    7.88%   03/15/19        229,200
        630,000   Pontis Ltd. (USD)...................................    6.25%   07/20/10        628,743
        630,000   Rearden G Holdings Eins GmbH (USD)..................    7.88%   03/30/20        639,167
                                                                                             ------------
                                                                                                4,744,524
                                                                                             ------------
                  CHINA - 2.0%
        470,000   Agile Property Holdings Ltd. (USD)..................   10.00%   11/14/16        482,925
        370,000   Agile Property Holdings Ltd. (USD)..................    8.88%   04/28/17        345,950
        620,000   CFG Investment S.A.C. (USD).........................    9.25%   12/19/13        641,700
        710,000   Yanlord Land Group Ltd. (USD).......................    9.50%   05/04/17        672,725
                                                                                             ------------
                                                                                                2,143,300
                                                                                             ------------
                  COLOMBIA - 2.6%
        260,000   Republic of Colombia (USD)..........................    7.38%   09/18/37        306,800
      1,735,000   Republic of Colombia (USD)..........................    6.13%   01/18/41      1,755,300
        600,000   TGI International Ltd. (USD)........................    9.50%   10/03/17        669,000
                                                                                             ------------
                                                                                                2,731,100
                                                                                             ------------
                  DOMINICAN REPUBLIC - 2.0%
        505,000   Cerveceria Nacional Dominica (USD) (d)..............   16.00%   03/27/12        493,789
        990,000   Dominican Republic (USD)............................    7.50%   05/06/21      1,024,650
        528,000   Dominican Republic (USD)............................    8.63%   04/20/27        576,840
                                                                                             ------------
                                                                                                2,095,279
                                                                                             ------------
                  EL SALVADOR - 1.1%
      1,070,000   Republic of El Salvador (USD).......................    7.65%   06/15/35      1,139,550
                                                                                             ------------
                  HUNGARY - 2.6%
    227,370,000   Hungary Government Bond (HUF).......................    6.00%   10/24/12        958,224
     87,000,000   Hungary Government Bond (HUF).......................    5.50%   02/12/16        339,215
    384,000,000   Hungary Government Bond (HUF).......................    6.50%   06/24/19      1,517,338
                                                                                             ------------
                                                                                                2,814,777
                                                                                             ------------
                  INDONESIA - 6.1%
        540,000   Berau Capital Resources (USD).......................   12.50%   07/08/15        540,000
        340,000   Indo Integrated Energy II B.V. (USD)................    9.75%   11/05/16        355,623
 11,230,000,000   Indonesian Government Bond (IDR)....................   10.75%   05/15/16      1,410,468
  1,850,000,000   Indonesian Recapitalization Bond (IDR)..............   13.40%   02/15/11        213,451
  4,350,000,000   Indonesian Recapitalization Bond (IDR)..............   13.45%   08/15/11        517,910

                       See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                        STATED        VALUE
   CURRENCY)                           DESCRIPTION                       COUPON   MATURITY   (US DOLLARS)
---------------                        -----------                       ------   --------   ------------
BONDS AND NOTES (C) - (CONTINUED)
                  INDONESIA - (CONTINUED)
      1,760,000   Majapahit Holding B.V. (USD).........................    7.75%  10/17/16   $  1,953,992
        150,000   Majapahit Holding B.V. (USD).........................    7.25%  06/28/17        160,811
        620,000   MGTI Finance Company, Ltd. (USD).....................    8.38%  09/15/10        624,867
        650,000   Star Energy Geothermal (Wayang Windu) Ltd. (USD).....   11.50%  02/12/15        676,000
                                                                                             ------------
                                                                                                6,453,122
                                                                                             ------------
                  KAZAKHSTAN - 2.2%
        420,000   Halyk Savings Bank of Kazakhstan (USD)...............    9.25%  10/16/13        439,068
        410,000   KazakhGold Group Ltd. (USD)..........................    9.38%  11/06/13        422,115
        710,000   KazMunaiGaz Finance Sub B.V. (USD)...................    7.00%  05/05/20        716,248
        430,000   Turanalem Finance B.V. (USD) (e).....................    7.88%  06/02/10        199,434
        350,000   Turanalem Finance B.V. (USD) (e).....................    7.75%  04/25/13        162,750
        910,000   Turanalem Finance B.V. (USD) (e).....................    8.25%  01/22/37        436,800
                                                                                             ------------
                                                                                                2,376,415
                                                                                             ------------
                  LITHUANIA - 1.1%
      1,140,000   Republic of Lithuania (USD)..........................    7.38%  02/11/20      1,199,850
                                                                                             ------------
                  MALAYSIA - 0.8%
        700,000   Petronas Capital Ltd. (USD)..........................    7.88%  05/22/22        873,764
                                                                                             ------------
                  MEXICO - 7.5%
        750,000   Axtel S.A.B. de C.V. (USD)...........................    9.00%  09/22/19        671,250
        680,000   BBVA Bancomer S.A./ Texas (USD)......................    7.25%  04/22/20        672,578
        525,000   Corp. Geo S.A. de C.V. (USD).........................    8.88%  09/25/14        548,625
        320,000   Corp. Geo S.A. de C.V. (USD).........................    9.25%  06/30/20        320,608
        550,000   Corporativo Javer S.A. de C.V. (USD).................   13.00%  08/04/14        610,500
        660,000   Desarrolladora Homex S.A. (USD)......................    9.50%  12/11/19        679,800
        450,000   Grupo Posadas S.A.B. de C.V. (USD)...................    9.25%  01/15/15        456,750
      5,100,000   Mexican Bonos Desarr Fixed Rate Bond (MXN)...........    7.25%  12/15/16        409,205
     11,950,000   Mexican Bonos Desarr Fixed Rate Bond (MXN)...........    8.00%  06/11/20      1,002,251
      5,440,000   Mexican Bonos Desarr Fixed Rate Bond (MXN)...........   10.00%  11/20/36        533,777
      9,350,000   Mexico Cetes (MXN)...................................      (f)  09/09/10        716,447
        380,000   Pemex Project Funding Master Trust (USD).............    6.63%  06/15/35        392,752
        910,000   Pemex Project Funding Master Trust (USD).............    6.63%  06/15/38        932,989
                                                                                             ------------
                                                                                                7,947,532
                                                                                             ------------
                  NIGERIA - 0.8%
        790,000   GTB Finance B.V. (USD)...............................    8.50%  01/29/12        806,669
                                                                                             ------------
                  PAKISTAN - 0.3%
        150,000   Islamic Republic of Pakistan (USD)...................    6.88%  06/01/17        136,320
        290,000   Islamic Republic of Pakistan (USD)...................    7.88%  03/31/36        223,105
                                                                                             ------------
                                                                                                  359,425
                                                                                             ------------
                  PERU - 0.9%
      2,440,000   Peru Bono Soberano (PEN).............................    8.20%  08/12/26        989,472
                                                                                             ------------

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                        STATED        VALUE
   CURRENCY)                           DESCRIPTION                       COUPON   MATURITY   (US DOLLARS)
---------------                        -----------                       ------   --------   ------------
BONDS AND NOTES (C) - (CONTINUED)
                  PHILIPPINES - 3.4%
        160,000   Republic of Philippines (USD)........................   10.63%  03/16/25   $    231,922
      1,470,000   Republic of Philippines (USD)........................    7.75%  01/14/31      1,710,786
        880,000   Republic of Philippines (USD)........................    6.38%  10/23/34        890,420
        740,000   SM Investments Corp. (USD)...........................    6.00%  09/22/14        767,205
                                                                                             ------------
                                                                                                3,600,333
                                                                                             ------------
                  QATAR - 0.8%
        840,000   State of Qatar (USD).................................    5.25%  01/20/20        882,000
                                                                                             ------------
                  RUSSIA - 5.9%
        639,000   Evraz Group S.A. (USD)...............................    8.25%  11/10/15        636,604
        600,000   Gaz Capital S.A. (USD)...............................    9.25%  04/23/19        693,000
        630,000   LUKOIL International Finance B.V. (USD)..............    7.25%  11/05/19        650,475
     17,128,436   Red Arrow International Leasing PLC (RUB)............    8.38%  06/30/12        564,886
     39,300,000   RSHB Capital S.A. (RUB)..............................    7.50%  03/25/13      1,249,275
        423,200   Russia Government International Bond (USD)...........    7.50%  03/31/30        478,131
        700,000   Russian Railways (USD)...............................    5.74%  04/03/17        691,250
        670,000   TNK-BP Finance S.A. (USD)............................    7.50%  07/18/16        699,312
        600,000   VIP Finance Ireland Ltd. for OJSC Vimpel
                  Communications (USD).................................    9.13%  04/30/18        652,500
                                                                                             ------------
                                                                                                6,315,433
                                                                                             ------------
                  SOUTH AFRICA - 1.3%
      9,200,000   Republic of South Africa (ZAR).......................   10.50%  12/21/26      1,346,101
                                                                                             ------------
                  TURKEY - 1.9%
      2,800,000   Turkey Government Bond (TRY).........................   16.00%  03/07/12      1,967,348
                                                                                             ------------
                  UKRAINE - 2.1%
        170,000   Biz Finance PLC For UKreximbank (USD)................    8.38%  04/27/15        167,025
      2,040,000   EX-IM Bank of Ukraine (USD)..........................    7.65%  09/07/11      2,029,800
         80,000   Ukraine Government Bond (USD)........................    6.58%  11/21/16         74,904
                                                                                             ------------
                                                                                                2,271,729
                                                                                             ------------
                  UNITED ARAB EMIRATES - 0.6%
        400,000   Atlantic Finance Ltd. (USD)..........................    9.75%  05/27/14        422,600
        650,000   Dubai Electricity & Water Authority (USD)............    8.50%  04/22/15        662,858
                                                                                             ------------
                                                                                                1,085,458
                                                                                             ------------
                  URUGUAY - 2.7%
        110,000   Republic of Uruguay (USD)............................    7.88%  01/15/33        130,900
      1,140,000   Republic Orient Uruguay (USD)........................    7.63%  03/21/36      1,328,100
     20,320,000   Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (g)....................    5.00%  09/14/18      1,384,342
                                                                                             ------------
                                                                                                2,843,342
                                                                                             ------------

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

   PRINCIPAL
     VALUE
     (LOCAL                                                                        STATED        VALUE
   CURRENCY)                           DESCRIPTION                       COUPON   MATURITY   (US DOLLARS)
---------------                        -----------                       ------   --------   ------------
BONDS AND NOTES (C) - (CONTINUED)
                  VENEZUELA - 3.6%
      1,720,000   Bolivarian Republic of Venezuela (USD)...............    7.75%  10/13/19   $  1,036,300
      1,750,000   Republic of Venezuela (USD)..........................    8.50%  10/08/14      1,351,875
      2,230,000   Republic of Venezuela (USD)..........................    5.75%  02/26/16      1,404,900
                                                                                             ------------
                                                                                                3,793,075
                                                                                             ------------
                  TOTAL BONDS AND NOTES
                  (Cost $62,609,297)......................................................     64,326,366
                                                                                             ------------

     SHARES                            DESCRIPTION                                               VALUE
---------------                        -----------                                           ------------
COMMON STOCKS - 43.0%
                  BRAZIL - 8.0%
         86,295   Banco Bradesco S.A., ADR................................................      1,368,639
         43,000   Lojas Renner S.A........................................................      1,177,080
         31,000   Multiplan Empreendimentos Imobiliarios S.A..............................        552,161
         47,000   Petroleo Brasileiro S.A., ADR...........................................      1,400,600
         25,300   Souza Cruz S.A..........................................................        953,130
         28,000   Ultrapar Participacoes S.A., Preference Shares..........................      1,335,623
         80,000   Vale S.A., Preference Shares, ADR.......................................      1,681,600
                                                                                             ------------
                                                                                                8,468,833
                                                                                             ------------
                  CHILE - 1.0%
         15,600   Banco Santander Chile S.A., ADR.........................................      1,046,604
                                                                                             ------------
                  CHINA - 4.8%
        155,000   China Mobile Ltd. (h)...................................................      1,540,369
        200,000   Hang Lung Group Ltd. (h)................................................      1,077,835
        920,000   PetroChina Co., Ltd., H Shares (h)......................................      1,017,581
        700,000   Swire Pacific Ltd., B Shares (h)........................................      1,486,728
                                                                                             ------------
                                                                                                5,122,513
                                                                                             ------------
                  HUNGARY - 1.0%
          6,300   Richter Gedeon Nyrt (h).................................................      1,113,840
                                                                                             ------------
                  INDIA - 4.8%
         32,000   Bharti Airtel Ltd. (h)..................................................        180,161
         20,000   GlaxoSmithKline Pharmaceuticals Ltd. (h)................................        936,699
         13,000   Grasim Industries Ltd. (h)..............................................        511,917
         29,000   Hero Honda Motors Ltd. (h)..............................................      1,272,165
         59,000   Hindustan Unilever Ltd. (h).............................................        339,183
         11,500   Housing Development Finance Corp., Ltd. (h).............................        724,728
         20,000   ICICI Bank Ltd. (h).....................................................        365,787
         10,000   Infosys Technologies Ltd. (h)...........................................        596,632
         13,000   Samruddhi Cement Ltd. (i)...............................................        136,466
                                                                                             ------------
                                                                                                5,063,738
                                                                                             ------------
                  INDONESIA - 1.3%
        258,000   PT Astra International Tbk (h)..........................................      1,363,140
                                                                                             ------------

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

     SHARES                            DESCRIPTION                                               VALUE
---------------                        -----------                                           ------------
COMMON STOCKS - (CONTINUED)
                  ITALY - 0.8%
         23,600   Tenaris S.A., ADR.......................................................   $    816,796
                                                                                             ------------
                  MALAYSIA - 1.9%
         70,300   British American Tobacco Malaysia Berhad (h)............................        950,579
        289,000   Public Bank Berhad (h)..................................................      1,064,420
                                                                                             ------------
                                                                                                2,014,999
                                                                                             ------------
                  MEXICO - 3.8%
         31,900   Fomento Economico Mexicano, S.A.B. de C.V., ADR.........................      1,376,485
         40,000   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR...............        506,000
        352,000   Grupo Financiero Banorte, S.A.B. de C.V., O Shares......................      1,333,637
        152,000   Kimberly-Clark de Mexico, S.A.B. de C.V., A Shares......................        882,755
                                                                                             ------------
                                                                                                4,098,877
                                                                                             ------------
                  PHILIPPINES - 1.1%
      1,164,000   Bank of the Philippine Islands (h)......................................      1,130,288
                                                                                             ------------
                  POLAND - 0.6%
         13,000   Bank Pekao S.A. (h).....................................................        592,856
                                                                                             ------------
                  RUSSIA - 1.1%
         23,500   LUKOIL, ADR.............................................................      1,210,250
                                                                                             ------------
                  SOUTH AFRICA - 2.3%
         95,000   Massmart Holdings Ltd. (h)..............................................      1,456,020
        142,729   Truworths International Ltd. (h)........................................        993,444
                                                                                             ------------
                                                                                                2,449,464
                                                                                             ------------
                  SOUTH KOREA - 2.5%
         27,008   Busan Bank (h)..........................................................        243,345
          4,900   Samsung Electronics Co., Ltd., Preference Shares (h)....................      2,088,851
            850   Shinsegae Co., Ltd. (h).................................................        367,263
                                                                                             ------------
                                                                                                2,699,459
                                                                                             ------------
                  TAIWAN - 2.7%
        800,450   Taiwan Mobile Co., Ltd. (h).............................................      1,630,930
        643,953   Taiwan Semiconductor Manufacturing Co., Ltd. (h)........................      1,203,576
                                                                                             ------------
                                                                                                2,834,506
                                                                                             ------------
                  THAILAND - 2.2%
        250,000   PTT Exploration and Production Public Co., Ltd. (h).....................      1,095,630
        147,000   Siam Cement Public (The) Co., Ltd. (h)..................................      1,261,129
                                                                                             ------------
                                                                                                2,356,759
                                                                                             ------------
                  TURKEY - 2.1%
         73,635   Akbank TAS (h)..........................................................        352,705
        253,000   Aksigorta AS (h)........................................................        291,918
         33,220   Bim Birlesik Magazalar AS (h)...........................................        920,712
        181,150   Haci Omer Sabanci Holding AS (h)........................................        727,079
                                                                                             ------------
                                                                                                2,292,414
                                                                                             ------------

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (A) (B) - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

     SHARES                            DESCRIPTION                                               VALUE
---------------                        -----------                                           ------------
COMMON STOCKS - (CONTINUED)
                  UNITED KINGDOM - 1.0%
         45,696   Standard Chartered PLC (h)..............................................   $  1,112,715
                                                                                             ------------
                  TOTAL COMMON STOCKS
                     (Cost $34,893,023)...................................................     45,788,051
                                                                                             ------------
                  TOTAL INVESTMENTS - 103.5%
                     (Cost $97,502,320) (j)...............................................    110,114,417
                  OUTSTANDING LOAN - (5.5)%...............................................     (5,800,000)
                  NET OTHER ASSETS AND LIABILITIES - 2.0%.................................      2,076,013
                                                                                             ------------
                  NET ASSETS - 100.0%.....................................................   $106,390,430
                                                                                             ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All of these securities are available to serve as collateral for the outstanding loan.

(c) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(d) Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2010.

(e) This issuer is in default and interest is not being accrued by the fund nor paid by the issuer.

(f)  Zero coupon bond.

(g) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(h) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(i)  Non-income producing security.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,427,743 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,815,646.

ADR   American Depositary Receipt

Currency Abbreviations

ARS   Argentine Peso
BRL   Brazilian Real
HUF   Hungarian Forint
IDR   Indonesian Rupiah
MXN   Mexican Peso
PEN   Peruvian New Sol
RUB   Russian Ruble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso
ZAR   South African Rand

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2010 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                  ASSETS TABLE

                                                                          LEVEL 2        LEVEL 3
                                              TOTAL         LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                             VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                            6/30/2010       PRICES         INPUTS        INPUTS
                                           ------------   -----------   -----------   ------------
Bonds and Notes * ......................   $ 64,326,366   $        --   $64,326,366       $--
                                           ------------   -----------   -----------       ---
Common Stocks:
   Brazil ..............................      8,468,833     8,468,833            --        --
   Chile ...............................      1,046,604     1,046,604            --        --
   China ...............................      5,122,513            --     5,122,513        --
   Hungary .............................      1,113,840            --     1,113,840        --
   India ...............................      5,063,738       136,466     4,927,272        --
   Indonesia ...........................      1,363,140            --     1,363,140        --
   Italy ...............................        816,796       816,796            --        --
   Malaysia ............................      2,014,999            --     2,014,999        --
   Mexico ..............................      4,098,877     4,098,877            --        --
   Philippines .........................      1,130,288            --     1,130,288        --
   Poland ..............................        592,856            --       592,856        --
   Russia ..............................      1,210,250     1,210,250            --        --
   South Africa ........................      2,449,464            --     2,449,464        --
   South Korea .........................      2,699,459            --     2,699,459        --
   Taiwan ..............................      2,834,506            --     2,834,506        --
   Thailand ............................      2,356,759            --     2,356,759        --
   Turkey ..............................      2,292,414            --     2,292,414        --
   United Kingdom ......................      1,112,715            --     1,112,715        --
                                           ------------   -----------   -----------       ---
Total Common Stocks ....................     45,788,051    15,777,826    30,010,225        --
                                           ------------   -----------   -----------       ---
Total Investments ......................    110,114,417    15,777,826    94,336,591        --
                                           ------------   -----------   -----------       ---
Other Financial Instruments:

Forward Foreign Currency Contracts ** ..        146,853       146,853            --        --
                                           ------------   -----------   -----------       ---
                                           $110,261,270   $15,924,679   $94,336,591       $--
                                           ============   ===========   ===========       ===

                                LIABILITIES TABLE

                                                                          LEVEL 2       LEVEL 3
                                              TOTAL         LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                             VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
                                            6/30/2010       PRICES        INPUTS         INPUTS
                                           ------------   -----------   -----------   ------------
Forward Foreign Currency Contracts ** ..   $    (45,726)  $   (45,726)  $        --       $--
                                           ============   ===========   ===========       ===

*    See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JUNE 30, 2010 (UNAUDITED)

                  FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                             CONTRACTS TO DELIVER
             ---------------------------------------------------        NET           NET
                                            LOCAL                   UNREALIZED     UNREALIZED
                                          CURRENCY        IN       APPRECIATION   DEPRECIATION
SETTLEMENT   COUNTER-         LOCAL       VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE       PARTY       CURRENCY (a)     U.S. $     FOR U.S. $       U.S. $        U.S. $
----------   --------   --------------   ----------   ----------   ------------   ------------
 09/03/10      JPM      BRL  3,834,000   $2,092,709   $2,046,983     $     --       $(45,726)
 07/23/10      JPM      HUF130,982,000      559,612      600,526       40,914             --
 07/23/10      SSB      HUF117,495,000      501,989      589,154       87,165             --
 07/23/10      JPM      MXN  4,880,000      376,435      395,209       18,774             --
                                                                     --------       --------
                                                                     $146,853       $(45,726)
                                                                     --------       --------
Unrealized Appreciation (Depreciation) .........................     $146,853       $(45,726)
                                                                     ========       ========
Net Unrealized Appreciation (Depreciation) .....................                    $101,127
                                                                                    ========

(a)  Please see page 12 for currency descriptions.

Counterparty Abbreviations:

JPM   JPMorgan Chase
SSB   State Street Bank

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $97,502,320) ...........................................   $110,114,417
Cash ............................................................        845,745
Foreign currency (Cost $62,605) .................................         61,431
Unrealized appreciation on forward foreign currency contracts ...        146,853
Prepaid expenses ................................................         23,207
Receivables:
   Interest .....................................................      1,304,862
   Investment securities sold ...................................        477,618
   Dividends ....................................................        127,180
                                                                    ------------
      Total Assets ..............................................    113,101,313
                                                                    ------------
LIABILITIES:
Outstanding loan ................................................      5,800,000
Unrealized depreciation on forward foreign currency contracts ...         45,726
Payables:
   Investment securities purchased ..............................        540,000
   Investment advisory fees .....................................         93,085
   Audit and tax fees ...........................................         32,145
   Interest and fees on loan ....................................         23,361
   Printing fees ................................................         19,433
   Custodian fees ...............................................         18,745
   Administrative fees ..........................................          8,843
   Legal fees ...................................................          8,676
   Transfer agent fees ..........................................          5,645
Other liabilities ...............................................        115,224
                                                                    ------------
      Total Liabilities .........................................      6,710,883
                                                                    ------------
NET ASSETS ......................................................   $106,390,430
                                                                    ============
NET ASSETS CONSISTS OF:
Paid-in capital .................................................   $ 97,758,640
Par value .......................................................         53,278
Accumulated net investment income (loss) ........................     (2,051,949)
Accumulated net realized gain (loss) on investments,
   forward foreign currency contracts and foreign currency
   transactions .................................................     (2,072,933)
Net unrealized appreciation (depreciation) on investments,
   forward foreign currency contracts and foreign currency
   translation ..................................................     12,703,394
                                                                    ------------
NET ASSETS ......................................................   $106,390,430
                                                                    ============
NET ASSET VALUE, per Common Share (par value $0.01 per
   Common Share) ................................................   $      19.97
                                                                    ============
Number of Common Shares outstanding (unlimited number of
   Common Shares has been authorized) ...........................      5,327,785
                                                                    ============

                       See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of foreign withholding tax of $31,563) .............   $ 2,819,770
Dividends (net of foreign withholding tax of $32,121) ............       719,172
                                                                     -----------
      Total investment income ....................................     3,538,942
                                                                     -----------
EXPENSES:
Investment advisory fees .........................................       564,180
Interest and fees on loan ........................................        87,260
Custodian fees ...................................................        85,616
Administrative fees ..............................................        53,894
Printing fees ....................................................        31,995
Audit and tax fees ...............................................        26,945
Trustees' fees and expenses ......................................        19,520
Legal fees .......................................................        18,203
Transfer agent fees ..............................................        15,961
Other ............................................................        41,895
                                                                     -----------
      Total expenses .............................................       945,469
                                                                     -----------
NET INVESTMENT INCOME (LOSS) .....................................     2,593,473
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ...................................................     4,081,313
   Forward foreign currency contracts ............................        57,487
   Foreign currency transactions .................................      (563,653)
                                                                     -----------
Net realized gain (loss) .........................................     3,575,147
                                                                     -----------
Net change in unrealized appreciation (depreciation) on:
   Investments (a) ...............................................    (1,566,630)
   Forward foreign currency contracts ............................       103,596
   Foreign currency translation ..................................       (14,635)
                                                                     -----------
Net change in unrealized appreciation (depreciation) .............    (1,477,669)
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..........................     2,097,478
                                                                     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $ 4,690,951
                                                                     ===========

----------
(a) Change in unrealized appreciation (depreciation) on investments is net of decrease in deferred foreign capital gains tax of $28,431.

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                           ENDED          YEAR
                                                                         6/30/2010        ENDED
                                                                        (UNAUDITED)    12/31/2009
                                                                       ------------   ------------
OPERATIONS:
Net investment income (loss) .......................................   $  2,593,473   $  5,705,438
Net realized gain (loss) ...........................................      3,575,147     (3,955,631)
Net change in unrealized appreciation (depreciation) ...............     (1,477,669)    44,835,224
                                                                       ------------   ------------
Net increase (decrease) in net assets resulting from operations ....      4,690,951     46,585,031
                                                                       ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................     (3,729,450)    (4,606,552)
Return of capital ..................................................             --     (3,534,075)
                                                                       ------------   ------------
Total distributions to shareholders ................................     (3,729,450)    (8,140,627)
                                                                       ------------   ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested .............................             --             --
Repurchase of Common Shares ........................................     (1,287,590)    (7,092,729)
                                                                       ------------   ------------
Net increase (decrease) in net assets resulting from capital
   transactions ....................................................     (1,287,590)    (7,092,729)
                                                                       ------------   ------------
Total increase (decrease) in net assets ............................       (326,089)    31,351,675
NET ASSETS:
Beginning of period ................................................    106,716,519     75,364,844
                                                                       ------------   ------------
End of period ......................................................   $106,390,430   $106,716,519
                                                                       ============   ============
Accumulated net investment income (loss) at end of period ..........   $ (2,051,949)  $   (915,972)
                                                                       ============   ============
CAPITAL SHARE TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period ...............................      5,400,233      5,855,188
Common Shares issued as reinvestment under the Dividend Reinvestment
   Plan ............................................................             --             --
Common Shares repurchased* .........................................        (72,448)      (454,955)
                                                                       ------------   ------------
Common Shares at end of period .....................................      5,327,785      5,400,233
                                                                       ============   ============

* On November 17, 2008, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares trade from their net asset value. The program originally expired on May 17, 2009, but on June 2, 2009, the Fund announced that the Board of Trustees of the Fund (the "Board") authorized the continuation of the Fund's share repurchase program. The program again expired on December 2, 2009, but on December 15, 2009, the Fund again announced that the Board authorized continuation of the Fund's repurchase program. The program expired on March 15, 2010. For the six months ended June 30, 2010 and the year ended December 31, 2009, the Fund repurchased 72,448 and 454,955, respectively, of its shares at an average discount of 10.45% and 11.47%, respectively, from net asset value per share.

                        See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ..........   $  4,690,951
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
   Purchases of investments ..............................................    (50,767,652)
   Sales and maturities of investments ...................................     54,469,008
   Net amortization/accretion of premium/discount on investments .........       (454,138)
   Net realized gain/loss on investments .................................     (4,081,313)
   Net change in unrealized appreciation/depreciation on investments .....      1,566,630
   Increase in net unrealized appreciation/depreciation on forward
      foreign currency contracts .........................................       (103,596)
CHANGES IN ASSETS AND LIABILITIES:
   Increase in dividends receivable ......................................        (82,577)
   Increase in interest receivable .......................................       (157,960)
   Increase in prepaid expenses ..........................................        (18,227)
   Increase in interest and fees on loan payable .........................          5,954
   Decrease in investment advisory fees payable ..........................         (3,035)
   Decrease in audit fees and tax fees payable ...........................        (19,855)
   Decrease in legal fees payable ........................................         (7,138)
   Decrease in printing fees payable .....................................           (674)
   Increase in transfer agent fees payable ...............................            763
   Decrease in administrative fees payable ...............................           (289)
   Decrease in custodian fees payable ....................................         (9,263)
   Increase in other liabilities .........................................        107,582
                                                                             ------------
CASH PROVIDED BY OPERATING ACTIVITIES ....................................                  $ 5,135,171
CASH FLOWS FROM FINANCING ACTIVITIES:
   Repurchase of Common Shares ...........................................     (1,359,087)
   Distributions to Common Shareholders from net investment income .......     (3,729,450)
                                                                             ------------
CASH USED BY FINANCING ACTIVITIES ........................................                   (5,088,537)
                                                                                            -----------
Increase in cash and foreign currency (a) ................................                       46,634
Cash and foreign currency at beginning of period .........................                      860,542
                                                                                            -----------
CASH AND FOREIGN CURRENCY AT END OF PERIOD ...............................                  $   907,176
                                                                                            ===========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees ........................                  $    81,306
                                                                                            ===========

----------
(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of ($1,247).

                       See Notes to Financial Statements

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SIX MONTHS
                                                   ENDED          YEAR         YEAR         YEAR          PERIOD
                                                 6/30/2010        ENDED        ENDED        ENDED          ENDED
                                                (UNAUDITED)    12/31/2009   12/31/2008   12/31/2007   12/31/2006 (a)
                                                -----------    ----------   ----------   ----------   --------------
Net asset value, beginning of period ........     $  19.76      $  12.87     $ 21.69      $  20.58       $  19.10(b)
                                                  --------      --------     -------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................         0.48          1.01        1.09(c)       0.92           0.29
Net realized and unrealized gain (loss) .....         0.40          7.16       (8.37)         2.00           1.58
                                                  --------      --------     -------      --------       --------
Total from investment operations ............         0.88          8.17       (7.28)         2.92           1.87
                                                  --------      --------     -------      --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .......................        (0.70)        (0.81)      (1.08)        (0.79)         (0.31)
Net realized gain ...........................           --            --       (0.10)        (1.02)            --
Return of capital ...........................           --         (0.63)      (0.38)           --          (0.04)
                                                  --------      --------     -------      --------       --------
Total distributions .........................        (0.70)        (1.44)      (1.56)        (1.81)         (0.35)
                                                  --------      --------     -------      --------       --------
Common Shares offering costs charged
   to paid-in capital .......................           --            --          --            --          (0.04)
                                                  --------      --------     -------      --------       --------
Capital share repurchases ...................         0.03          0.16        0.02            --             --
                                                  --------      --------     -------      --------       --------
Net asset value, end of period ..............     $  19.97      $  19.76     $ 12.87      $  21.69       $  20.58
                                                  ========      ========     =======      ========       ========
Market value, end of period .................     $  19.02      $  18.04     $ 10.25      $  19.50       $  19.03
                                                  ========      ========     =======      ========       ========
TOTAL RETURN BASED ON NET ASSET VALUE (d) ...         4.77%        69.25%     (33.94)%       15.74%          9.74%
                                                  ========      ========     =======      ========       ========
TOTAL RETURN BASED ON MARKET VALUE (d) ......         9.30%        94.01%     (41.48)%       12.53%         (3.10)%
                                                  ========      ========     =======      ========       ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Net assets, end of period (in 000's) ........     $106,390      $106,717     $75,365      $128,112       $121,519
Ratio of total expenses to average
   net assets ...............................         1.77%(e)      2.11%       2.00%         2.04%          2.16%(e)
Ratio of total expenses to average net assets
   excluding interest expense and fees on
   loan .....................................         1.60%(e)      1.80%       1.60%         1.58%          2.05%(e)
Ratio of net investment income to average
   net assets ...............................         4.84%(e)      6.11%       5.73%         4.31%          4.27%(e)
Portfolio turnover rate .....................           47%           66%         64%           95%            40%
INDEBTEDNESS:
Outstanding loan (in 000's) .................     $  5,800      $  5,800     $13,500      $  8,000       $  7,000
Asset coverage per $1,000 of
   indebtedness (f) .........................     $ 19,343      $ 19,399     $ 6,583      $ 17,014       $ 18,360

----------
(a) Initial seed date of July 14, 2006. The Fund commenced operations on August 28, 2006.

(b)  Net of sales load of $0.90 per Common Share on initial offering.

(c)  Based on average shares outstanding.

(d) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(e)  Annualized.

(f) Calculated by subtracting the Fund's total assets less the Fund's total liabilities (not including the loan outstanding), and dividing by the outstanding loan balance in 000's.

                       See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2010 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to seek a high level of total return. The Fund pursues its objective by investing at least 80% of its Managed Assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. "Managed Assets" means the average daily gross asset value of the Fund (which includes the principal amount of any borrowings, minus accrued liabilities). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Fund's Common Shares is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2010 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          -    Quoted prices for similar securities in active markets.

          - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2010 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At June 30, 2010, the Fund had no when-issued or delayed-delivery purchase commitments.

C. CREDIT LINKED NOTES:

The Fund may invest in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           JUNE 30, 2010 (UNAUDITED)

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its objective. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Statement of Assets and Liabilities and the Schedule of Forward Foreign Currency Contracts. Realized and unrealized gains and losses are included on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which would exceed the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the six months ended June 30, 2010, the open and close values of forward foreign currency contracts were $7,863,335 and $57,487, respectively.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Level dividend distributions are declared and paid quarterly to Common Shareholders after the payment of interest and/or dividends in connection with leverage. The level dividend rate may be modified by the Board of Trustees from time to time. If, for any quarterly distribution, net investment company taxable income, if any (which term includes net short-term capital gain), is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year; however, based on information for the fiscal year through June 30, 2010, it is likely that the Fund's distributions will include a return of capital component for the fiscal year ending on December 31, 2010.

The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:

Ordinary Income .................................................   $4,606,552
Long-Term Capital Gains .........................................           --
Return of Capital ...............................................    3,534,075

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income ...................................   $        --
Net Unrealized Appreciation (Depreciation) ......................    13,492,040
Accumulated Capital and Other Losses ............................    (5,875,029)

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2010 (UNAUDITED)

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2009, the Fund had a capital loss carryforward for federal income tax purposes of $5,609,855, with $495,817 and $5,114,038 expiring on December 31, 2016 and 2017, respectively.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Fund intends to elect to defer net realized foreign currency losses of $265,174 incurred between November 1, 2009 and December 31, 2009.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2006, 2007, 2008 and 2009 remain open to federal and state audit. As of June 30, 2010, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

H. EXPENSES:

The Fund pays all expenses directly related to its operations.

I. NEW ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund's financial statement disclosures, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Aberdeen Asset Management Inc. (the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid by First Trust out of its investment advisory fee.

PNC Global Investment Servicing (U.S.) Inc., formerly an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc ("PNC"), serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of PNC, serves as the Fund's Custodian in accordance with certain fee arrangements.

On July 1, 2010, PNC sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           JUNE 30, 2010 (UNAUDITED)

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms ending December 31, 2011, before rotating to serve as a chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2010 were $51,307,652 and $54,946,626, respectively.

                                  5. BORROWING

The Fund has entered into a revolving loan agreement with The Bank of Nova Scotia, which provides for a credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $28,000,000. As of June 30, 2010, the Fund had one loan outstanding under the loan agreement of $5,800,000. For the six months ended June 30, 2010, the average amount outstanding was $5,800,000. The high and low annual interest rates during the six months ended June 30, 2010, were 1.65% and 1.53%, respectively, and the weighted-average interest rate was 1.56%. The interest rate at June 30, 2010 was 1.65%. The Fund also pays a commitment fee of 0.35% per year, which is included in "Interest and fees on loan" on the Statement of Operations. The revolving loan agreement has been extended until November 15, 2010.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond and equity portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares, at any point in time, may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

EMERGING MARKETS RISK: Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in equity or fixed-income securities of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities, heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           JUNE 30, 2010 (UNAUDITED)

foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

FIXED-INCOME SECURITIES RISK: Debt securities, including high yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate;
(iii) prepayment risk, which is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities; and (iv) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

INTEREST RATE RISK: The Fund is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

NON-U.S. RISK: Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

CREDIT LINKED NOTES RISK: The Fund may invest up to 35% of its Managed Assets in credit linked notes. Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted. The Fund also bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares, with respect to payment of dividends or upon liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares.

GOVERNMENT SECURITIES RISK: The ability of a government issuer, especially in an emerging market country, to make timely and complete payments on its debt obligations will be strongly influenced by the government issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a government issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multinational organizations. There are no bankruptcy proceedings similar to

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           JUNE 30, 2010 (UNAUDITED)

those in the United States by which defaulted government debt may be collected. Additional factors that may influence a government issuer's ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and the issuer's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies to which a government debtor may be subject.

NON-U.S. GOVERNMENT SECURITIES RISK: Economies and social and political climates in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced extremely high rates of inflation for many years. Unanticipated economic, political and social developments may also affect the values of the Fund's investments and limit the availability of additional investments in such countries. Furthermore, such developments may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against non-U.S. government issuers.

Investments in debt instruments of issuers located in emerging market countries are considered speculative. Heightened risks of investing in emerging markets government debt include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that besides those subsequent events already disclosed there was the following subsequent event:

On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of First Trust. The transaction is expected to be completed by September 21, 2010 and is subject to normal closing conditions. The consummation of the transaction will be deemed to be "an assignment" (as defined in the 1940 Act) of the Investment Management Agreement between the Fund and First Trust, and will result in the automatic termination of the agreement. Prior to consummation of the transaction, it is anticipated that the Board of Trustees of the Fund will consider an interim investment management agreement and a new ongoing investment management agreement with First Trust, which will contain terms substantially identical to the existing Investment Management Agreement. If approved by the Board of Trustees of the Fund, the new ongoing investment management agreement will be presented for shareholder approval.

ADDITIONAL INFORMATION

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           JUNE 30, 2010 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           JUNE 30, 2010 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund was held on April 14, 2010. At the Annual Meeting, Trustees James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust/Aberdeen Emerging Opportunity Fund as Class III Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2013. The number of votes cast in favor of Mr. Bowen was 4,562,883, the number of votes against was 128,437 and the number of abstentions was 690,749. The number of votes cast in favor of Mr. Nielson was 4,563,673, the number of votes against was 127,647 and the number of abstentions was 690,749. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

    BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND
                            SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Aberdeen Asset Management Inc. (the "Sub-Advisor"), at a meeting held on March 21-22, 2010. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements continue to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The reports, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged by investment advisors and sub-advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, quality and extent of services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered the Advisor's statements regarding the incremental benefits associated with the Fund's advisor/sub-advisor management structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board also noted the enhancements made by the Advisor to the compliance program in 2009. With respect to the Sub-Advisory Agreement, the Board received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor provides to the Fund and how the Sub-Advisor manages the Fund's investments. In light of the information presented and the considerations made, the Board con-

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                           JUNE 30, 2010 (UNAUDITED)

cluded that the nature, quality and extent of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, and noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's other than to another closed-end fund to which an identical advisory fee rate was charged. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients, noting that the Sub-Advisor does not manage any other closed-end funds directly comparable to the Fund, but that the sub-advisory fee is generally lower than the fees the Sub-Advisor charges to the other North American closed-end fixed income and equity funds that it manages. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of a combined peer group selected by Lipper and the Advisor. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the peer funds may use different types of leverage which have different costs associated with them; (ii) most peer funds do not employ an advisor/sub-advisor management structure; (iii) the peer funds may not have the same fiscal year as the Fund, which may cause the expense data used by Lipper to be measured over different time periods; and (iv) many of the peer funds are larger than the Fund. The Board reviewed the Lipper materials, but based on its discussions with the Advisor, the Board determined that the Lipper data was of limited value for purposes of its consideration of the renewal of the Agreements.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis, and had been enhanced to assess portfolio risk as well. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to the combined peer group selected by Lipper and the Advisor, as well as to a larger group and to a blended benchmark. The Board reviewed the Lipper materials, but for similar reasons to those described above, the Board determined that the performance data provided by Lipper was of limited value. The Board considered an analysis prepared by the Advisor on the continued benefits provided by the Fund's leverage. In addition, the Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the combined peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. Based on the information provided and the Board's ongoing review of the Fund's performance, the Board concluded that the Fund's performance was reasonable.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor and Sub-Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee reflects an appropriate level of sharing of any economies of scale at current asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to the Fund for the twelve months ended December 31, 2009, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be limited.

The Board considered the Sub-Advisor's representation that because it manages the Fund in a similar fashion to other accounts it is able to achieve economies of scale through relationships with brokers, administrative systems and other efficiencies and that while it expects operating costs in general to continue to rise, it continues to expect to experience the benefits of economies of scale. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not excessive in light of the services provided to the Fund. The Board noted that the Sub-Advisor does not maintain any soft-dollar arrangements and that the Sub-Advisor indicated that it does not receive any material fall out benefits from its relationship to the Fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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

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

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

(FIRST TRUST LOGO)

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

                            (A) TOTAL                                                          (D) MAXIMUM NUMBER (OR
                            NUMBER OF                      (C) TOTAL NUMBER OF SHARES      APPROXIMATE DOLLAR VALUE) OF
                           SHARES (OR  (B) AVERAGE PRICE  (OR UNITS) PURCHASED AS PART  SHARES (OR UNITS) THAT MAY YET BE
                              UNITS)     PAID PER SHARE    OF PUBLICLY ANNOUNCED PLANS     PURCHASED UNDER THE PLANS OR
PERIOD                      PURCHASED       (OR UNIT)              OR PROGRAMS                       PROGRAMS
------                     ----------  -----------------  ----------------------------  ---------------------------------
Month #1                     31,235         $18.1382                  536,238                        172,519
(01/01/2010 - 01/31/2010)
Month #2                     28,402         $17.1685                  564,640                        144,117
(02/01/2010 - 02/28/2010)
Month #3                     12,811         $18.2204                  577,451                              0
(03/01/2010 - 03/31/2010)
Month #4                        N/A              N/A                      N/A                            N/A
(04/01/2010 - 04/30/2010)
Month #5                        N/A              N/A                      N/A                            N/A
(05/01/2010 - 05/31/2010)
Month #6                        N/A              N/A                      N/A                            N/A
(06/01/2010 - 06/30/2010)
Total                        72,448         $17.7726                  577,451                            N/A

     On November 17, 2008, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares trade from their net asset value. The program originally expired on May 17, 2009, but on June 2, 2009, the Fund announced that the Board of Trustees of the Fund (the "Board") authorized the continuation of the Fund's share repurchase program. The program again expired on December 2, 2009, but on December 15, 2009, the

Fund again announced that the Board authorized continuation of the Fund's repurchase program. The program expired on March 15, 2010. For the six months ended June 30, 2010 and the year ended December 31, 2009, the Fund repurchased 72,448 and 454,955, respectively, of its shares at an average discount of 10.45% and 11.47%, respectively, from net asset value per share.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust/Aberdeen Emerging Opportunity Fund


By (Signature and Title)* /s/ James A. Bowen
                          ----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date August 19, 2010


By (Signature and Title)* /s/ Mark R. Bradley
                          ----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date August 19, 2010

* Print the name and title of each signing officer under his or her signature.